Statement of Shareholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Stockholders' Equity at Aug. 31, 2013	$ 9,374	$ 6,329,521	$ (5,597,771)	$ 741,124
Shares, Outstanding at Aug. 31, 2013	93,742,564			93,742,564
Stock Issued During Period, Value, New Issues	2,141	1,861,982		1,864,123
Stock Issued During Period, Shares, New Issues	21,407,682.00			21,407,682
Adjustments to Additional Paid in Capital, Warrant Issued		0		0
Stock Repurchased and Retired During Period, Shares				0
Net Income (Loss)			(2,218,630)	(2,218,630)
Stockholders' Equity at Aug. 30, 2014	11,515	8,191,503	(7,816,401)	386,617
Shares, Outstanding at Aug. 30, 2014	115,150,246			115,150,246
Stockholders' Equity at Aug. 31, 2014	11,515	8,191,503	(7,816,401)	386,617
Shares, Outstanding at Aug. 31, 2014	115,150,246			115,150,246
Stock Issued During Period, Value, New Issues	237	99,763		100,000
Stock Issued During Period, Shares, New Issues	2,364,990			2,364,990
Adjustments to Additional Paid in Capital, Warrant Issued		0		0
Stock Repurchased and Retired During Period, Shares				0
Net Income (Loss)			220,546	220,546
Stockholders' Equity at Feb. 28, 2015	$ 11,752	$ 8,291,266	$ (7,595,855)	$ 707,163
Shares, Outstanding at Feb. 28, 2015	117,515,236			117,515,236